Average Annual Total Returns		12 Months Ended	60 Months Ended	68 Months Ended
	Aug. 26, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%	14.53%	15.70%
The Acquirers Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.62%	7.85%	8.64%
Performance Inception Date	May 14, 2019
The Acquirers Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.10%	7.61%	8.43%
The Acquirers Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		7.24%	6.15%	6.84%